Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Apr. 27, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	enmgf
Entity Registrant Name	ENTOURAGE MINING LTD
Entity Central Index Key	0001239672
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		13,442,223
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY